Average Annual Total Returns - NVIT Columbia Overseas Value Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class X Shares 1 Year	Class X Shares 5 Years	Class X Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	Class Z Shares 1 Year	Class Z Shares 5 Years	Class Z Shares 10 Years	MSCI EAFE Value Index (reflects no deduction for fees or expenses) 1 Year	MSCI EAFE Value Index (reflects no deduction for fees or expenses) 5 Years	MSCI EAFE Value Index (reflects no deduction for fees or expenses) 10 Years
Total	5.18%	4.36%	3.23%	4.91%	4.10%	2.97%	5.18%	4.36%	3.23%	5.18%	4.36%	3.23%	5.09%	4.25%	3.12%	(2.63%)	4.20%	3.37%